Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 12 – Commitments and Contingencies

Legal Matters

From time to time, the Company may be a party to various legal matters, threatened claims, or proceedings in the normal course of business. Legal fees and other costs associated with such actions are expensed as incurred. The Company assesses, in conjunction with its legal counsel, the need to record a liability for litigation and contingencies. Legal accruals are recorded when and if it is determined that a loss related to a certain matter is both probable and reasonably estimable.

Finance Lease

The Company leases equipment under a non-cancelable finance lease payable in monthly installments of $3,657 expiring on August 31, 2027.

Other Contractual Commitments

On January 19, 2022, the Company entered into a contract manufacturing agreement with NXTDried Superfoods SAC to produce products for distribution by the Company. The Company agreed to pre-pay for inventory via an advance to enable the manufacturer to invest in necessary processing facilities that will be reimbursed to the Company on an agreed per kg basis over the period of 2022 to 2026.

On May 7, 2021, the Company entered into a license agreement (as amended, the “License Agreement”) with EnWave, pursuant to which EnWave licensed to the Company a collection of patents and intellectual property (the “EnWave Technology”) used to manufacture and operate vacuum microwave dehydration machines purchased by the Company from EnWave (the “EnWave Equipment”). The License Agreement entitles EnWave to a fixed royalty percentage on all of the Company’s revenue from the sale of products produced using the EnWave Technology, net of trade or volume discounts, refunds paid, settled claims for damaged goods, applicable excise, sales and withholding taxes imposed at the time of the sale, and provides the Company with certain exclusivity rights with respect to the production of avocado products. In order to maintain the exclusivity, the Company agreed to annual royalty minimum payments as follows:

Exclusivity
Year	Retention Royalty
2024	$100,000
2025	250,000
2026	250,000
2027	250,000
Total*	$850,000

*	The unrecognized commitment thereafter is $250,000 in perpetuity, as long as the Company elects to maintain exclusivity.

In addition to the initial EnWave Equipment we purchased, the Company agreed to purchase additional equipment from EnWave over time. The additional equipment purchase schedule, as amended, requires the Company to purchase a “Second EnWave Machine” and pay up-to four non-refundable deposits for the Second EnWave Machine in the amount of fifty thousand dollars ($50,000) each on September 30, 2023, December 31, 2023, March 31, 2024 and June 30, 2024 (the “Interim Deposits”). The Company paid the first three non-refundable deposits of $50,000 on September 27, 2023, December 31, 2023 and March 8, 2024. The Company is also required to execute an Equipment Purchase Agreement for a 120kW, or greater rated power, EnWave Equipment (the “Third EnWave Machine”) on or before December 31, 2025, and satisfy the payment obligations required with respect to the Third EnWave Machine by the License Agreement. The Company is also required to enter into an Equipment Purchase Agreement for a 120kW, or greater, rated power EnWave Equipment (the “Fourth EnWave Machine”) on, or before, December 31, 2026, and to satisfy the payment obligations required with respect to the Fourth EnWave Machine by the License Agreement. The License Agreement is effective as long as EnWave possesses its EnWave technology. There have been no royalty payments to date, and any future minimum royalty payments or equipment purchases under this license agreement are an unrecognized commitment, as they relate to retaining exclusivity of the avocado products going forward and the Company can elect not to pay.

BRANCHOUT FOOD INC.

NOTES TO THE CONDENSED FINANCIAL STATEMENTS

(Unaudited)

Note 17 – Commitments and Contingencies

Legal Matters

From time to time, the Company may be a party to various legal matters, threatened claims, or proceedings in the normal course of business. Legal fees and other costs associated with such actions are expensed as incurred. The Company assesses, in conjunction with its legal counsel, the need to record a liability for litigation and contingencies. Legal accruals are recorded when and if it is determined that a loss related to a certain matter is both probable and reasonably estimable.

Finance Lease

The Company leases equipment under a non-cancelable finance lease payable in monthly installments of $3,657 expiring on August 31, 2027.

Other Contractual Commitments

On January 19, 2022, the Company entered into a contract manufacturing agreement with NXTDried Superfoods SAC to produce products for distribution by the Company. The Company agreed to pre-pay for inventory via an advance to enable the manufacturer to invest in necessary processing facilities that will be reimbursed to the Company on an agreed per kg basis over the period of 2022 to 2026. See Note 7 above regarding amounts owed to us by NXTDried Superfoods SAC.

BRANCHOUT FOOD INC.

NOTES TO FINANCIAL STATEMENTS

On May 7, 2021, the Company entered into a license agreement (“License Agreement”) with EnWave, pursuant to which EnWave licensed to the Company a collection of patents and intellectual property (the “EnWave Technology”) used to manufacture and operate vacuum microwave dehydration machines purchased by the Company from EnWave (the “EnWave Equipment”). The License Agreement entitles EnWave to a fixed royalty percentage on all of the Company’s revenue from the sale of products produced using the EnWave Technology, net of trade or volume discounts, refunds paid, settled claims for damaged goods, applicable excise, sales and withholding taxes imposed at the time of the sale, and provides the Company with certain exclusivity rights with respect to the production of avocado products. In order to maintain the exclusivity, the Company agreed to annual royalty minimum payments as follows:

Exclusivity
Year	Retention Royalty
2024	$100,000
2025	250,000
2026	250,000
2027	250,000
Total*	$850,000

*	The unrecognized commitment thereafter is $250,000 in perpetuity, as long as the Company elects to maintain exclusivity.

In addition to the initial EnWave Equipment we purchased, the Company agreed to purchase additional equipment from EnWave over time. The additional equipment purchase schedule, as amended, requires the Company to purchase a “Second EnWave Machine” and pay up-to four non-refundable deposits for the Second EnWave Machine in the amount of fifty thousand dollars ($50,000) each on September 30, 2023, December 31, 2023, March 31, 2024 and June 30, 2024 (the “Interim Deposits”). The Company paid the first two non-refundable deposits of $50,000 on September 27, 2023 and December 31, 2023. The Company is also required to execute an Equipment Purchase Agreement for a 120kW, or greater rated power, EnWave Equipment (the “Third EnWave Machine”) on or before December 31, 2025, and satisfy the payment obligations required with respect to the Third EnWave Machine by the License Agreement. The Company is also required to enter into an Equipment Purchase Agreement for a 120kW, or greater, rated power EnWave Equipment (the “Fourth EnWave Machine”) on, or before, December 31, 2026, and to satisfy the payment obligations required with respect to the Fourth EnWave Machine by the License Agreement. The License Agreement is effective as long as EnWave possesses its EnWave technology. There have been no royalty payments to date, and any future minimum royalty payments or equipment purchases under this license agreement are an unrecognized commitment, as they relate to retaining exclusivity of the avocado products going forward and the Company can elect not to pay.